Note 12 - Property, Plant and Equipment (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	$ 8,188,000	$ 20,595,000
Borrowing costs capitalised	26,000	165,000
Total property, plant and equipment	119,410,000	113,651,000
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	6,476	20,093,000
Total property, plant and equipment	$ 83,323	$ 76,847,000